Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Schedule of future minimum rental payments

	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
			(In thousands)
Operating leases commitment	$32,250	$15,204	$16,036	$1,010	—

Schedule of purchase commitments

	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
			(In thousands)
Purchase commitments	$102,259	$84,173	$16,892	$558	$636